Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Statement Of Financial Position [Abstract]
Preferred Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50.0	50.0	50.0
Preferred Stock, Shares Issued	0	0	0
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,200.0	1,200.0	1,200.0
Common Stock, Shares Issued	231.3	229.4	225.5
Treasury Stock, Shares	18.8	15.5	4.1